ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses

Note 4 - Accrued Expenses

Accrued expenses consist of the following:

	March 31,	December 31,
	2014	2013
Salaries	$23,653	$18,750
Reimbursable expenses	1,504	196
Consulting fees	–	18,574
Royalty fees	–	35,000
Investment banking fees	–	45,000
Interest expense - convertible note	–	17,497
Totals	$25,157	$135,017

Note 4 – Accrued Expenses

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2013	2012
Salaries	$18,750	$16,000
Reimbursable expenses	196	27,334
Consulting fees	18,574	5,698
Royalty fees	35,000	20,000
Investment banking fees	45,000	–
Interest expense - convertible note	17,497	247
Totals	$135,017	$69,279